Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Registrant Name	UNITED BREWERIES CO INC
Entity Central Index Key	0000888746
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	369,502,872
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
ADS [Member]
Document Information [Line Items]
Trading Symbol	CCU
Title of 12(b) Security	American Depositary Shares, each representing two shares of our Common Stock, without par value
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
No Trading Symbol Flag	true